Right of Use Assets	12 Months Ended
Dec. 31, 2019
Right of Use Assets
Right of Use Assets

4. Right of Use Assets

The Group leases office under non-cancelable operating lease agreements, which expire at various dates through 2028. As of December 31, 2019, the Group’s operating leases had a weighted average remaining lease term of 7.5 years and a weighted average discount rate of 5.61%.  Future lease payments under operating leases as of December 31, 2019 were as follows:

As of December 31,
2019
$
2020	5,383,508
2021	4,674,884
2022	4,095,928
2023	3,788,190
2024	3,714,168
Then thereafter	12,933,103

Total future lease payments	34,589,781
Impact of discounting remaining lease payments	(6,534,367)

Total lease liabilities	28,055,414
Lease liabilities, current	5,189,251
Lease liabilities, non-current	22,866,163

Total lease expense was $9,982,604 and $9,900,044 for the years ended December 31, 2017 and 2018, respectively. Total lease expense was $15,341,045 for the year ended December 31, 2019, comprising of $12,390,116 operating lease expenses and $2,950,929 short-term lease expenses.

Cash paid for amounts included in the measurement of operating lease liabilities was $7,212,182 for the year ended December 31, 2019. Non-cash transaction amount of lease liabilities arising from obtaining right-of-use assets was $4,052,129.

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2018 were as follows:

Year Ended December 31	Amount
$
2019	9,497,215
2020	8,868,145
2021	5,559,309
2022	3,881,140
2023	3,881,140
Then thereafter	16,608,082
Total	48,295,031